Condensed Statements of Cash-Flows (Unaudited) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 0	$ 0
Change in operating assets and liabilities:
Account receivables	0	0
Net cash provided by operating activities	0	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for assets acquisition	0	0
Net cash used in investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from common stock issuance	0
Net Cash provided by financing activities	0	0
NET CHANGE IN CASH	0	0
CASH, beginning of period	0	0
CASH, end of period	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES
Issuance of shares of common stock for convertible debt	0
Issuance of shares of common stock for conversion of preferred stock	0	0
Loans issued to acquire fixed assets	0	0
Loan payable paid by related party	0	0
SUPPLEMENTAL DISCLOSURES:
Cash paid for income taxes	0	0
Cash paid for interest	$ 0	$ 0